Stockholders equity and dividend payment, Dividend payment (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Aug. 26, 2021	May 26, 2021	Feb. 25, 2021	Nov. 25, 2020	Sep. 02, 2020	May 26, 2020	Feb. 25, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Dividend Payment [Abstract]
Total payment	$ 3,300	$ 6,800	$ 8,600	$ 34,200	$ 82,000	$ 51,500	$ 47,000	$ 18,749	$ 180,509	$ 214,700
Per common share (in dollars per share)	$ 0.02	$ 0.04	$ 0.05	$ 0.20	$ 0.48	$ 0.35	$ 0.32	$ 0.11		$ 1.35